Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Released, less amortization and impairment
Predominantly monetized with other contents	¥ 3,725,252	$ 540,110	¥ 2,850,114
Predominantly monetized on its own	89,987	13,047	29,782
Predominantly monetized with other contents and on its own, Released	3,815,239	553,157	2,879,896
In production, less impairment
Predominantly monetized with other contents	7,581,415	1,099,202	6,338,582
Predominantly monetized on its own	660,197	95,720	503,515
Predominantly monetized with other contents and on its own, Production	8,241,612	1,194,922	6,842,097
In development, less impairment
Predominantly monetized with other contents	910,235	131,972	1,134,351
Predominantly monetized on its own	34,818	5,048	94,734
Predominantly monetized with other contents and on its own, Development	945,053	137,020	1,229,085
Film monetized on its own and film monetized in film group costs	¥ 13,001,904	$ 1,885,099	¥ 10,951,078